LOANS PAYABLE (Details Textual) - USD ($)			1 Months Ended									12 Months Ended
	May 04, 2015	Dec. 05, 2013	Jun. 30, 2015	May 27, 2015	Apr. 28, 2015	Mar. 26, 2015	Jun. 25, 2014	Apr. 30, 2014	Apr. 22, 2014	Nov. 19, 2013	Aug. 26, 2013	Dec. 31, 2015
Bass Properties LLC [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Debt Conversion, Converted Instrument, Amount			$ 152,425
Debt Conversion, Converted Instrument, Shares Issued			38,107
Proceeds from Loans					$ 150,000
Debt Instrument, Maturity Date					Jul. 31, 2016
Cullen Loan Agreement [Member]
Debt Instrument [Line Items]
Debt Amount Eliminate Upon Consolidation				$ 250,000
Proceeds from Issuance of Long-term Debt		$ 600,000				$ 250,000		$ 300,000		$ 600,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%				6.00%		6.00%		6.00%
Extinguishment of Debt, Amount				$ 1,500,000
Debt Instrument, Maturity Date		Aug. 31, 2014				Mar. 15, 2016		Aug. 31, 2014		Aug. 31, 2014
Required Amount To Repay Line of Credit										$ 450,000
Nortle Option Agreement [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt											$ 200,000
Debt Instrument, Interest Rate, Stated Percentage											6.00%
Debt Instrument Interest Rate Increased During Period											12.00%
Debt Conversion, Converted Instrument, Amount							$ 217,951
Debt Instrument, Maturity Date											Aug. 31, 2014
Additional Financing Option											$ 300,000
Voting Units Issued Prior To Merger							9,103
Additional Financing Option Expiry Date											Oct. 18, 2013
Ivory Castle Loan [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt									$ 1,300,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%								6.00%
Debt Conversion, Converted Instrument, Amount			$ 403,485				$ 1,309,107
Debt Conversion, Converted Instrument, Shares Issued			100,872
Proceeds from Loans	$ 400,000
Debt Instrument, Maturity Date	Jul. 31, 2016								Aug. 31, 2014
Voting Units Issued Prior To Merger							54,675
Debt Instrument, Convertible, Terms of Conversion Feature												In addition, as a condition of the conversion, the Company was required to obtain Ivory Castle’s approval in the event of a proposed business combination or in the event that the Company seeks equity financing in excess of $1,000,000 prior to June 25, 2015.